UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		August 14, 2001

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        7,146,641

Form 13F Information Table Value Total:	      200,216,799








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208   12,213,354 698,305           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   10,212,875 166,063           X                            M&S             X
American Int'l Grp.       CS      26874107     318,788   3,750           X                            M&S             X
Amerisource Health Corp.  CS      03071P102  7,041,959 127,226           X                            M&S             X
BJ's Wholesale            CS      05548J106  7,753,111 145,571           X                            M&S             X
BellSouth Corp.           CS      079860102    320,549   7,960           X                            M&S             X
Cablevision-Rainbow Media CS      12686C844  1,289,742  49,990           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109  6,141,798 104,988           X                            M&S             X
Century Telephone         CS      156700106  2,271,985  74,983           X                            M&S             X
Chevron Corp.             CS      166751107    478,383   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,778,946  41,419           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  6,554,069 150,785           X                            M&S             X
Compass BancShares        CS      20449H109  4,875,841 183,994           X                            M&S             X
Corus Entertainment       CS      220874101  1,798,035  77,837           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    405,304   4,640           X                            M&S             X
Forest Oil Corporation    CS      346091705  3,361,736 120,062           X                            M&S             X
General Electric          CS      369604103    585,000  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    374,250   7,500           X                            M&S             X
Health Management Assoc.  CS      421933102  9,615,070 456,990           X                            M&S             X
Health Net Inc.           CS      42222G108  5,019,413 288,472           X                            M&S             X
Heartland Express Inc.    CS      422347104  7,756,423 340,194           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105         60  60,000           X                            M&S             X
Insight Communications    CS      45768V108  6,057,725 242,309           X                            M&S             X
Integral Systems          CS      45810H107    449,421  18,625           X                            M&S             X
Interpublic Grp Cos.      CS      460690100  4,931,739 168,032           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  6,991,025 107,175           X                            M&S             X
Jefferson-Pilot           CS      475070108  6,043,431 125,071           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  8,156,898 271,806           X                            M&S             X
MGIC Investment           CS      552848103  8,319,604 114,523           X                            M&S             X
Montana Power             CS      612085100  4,617,867 398,092           X                            M&S             X
MSDW Discover             CS      617446448    256,920   4,000           X                            M&S             X
NiSource Industries       CS      65473P105  8,626,031 315,625           X                            M&S             X
PMI Group, Inc.           CS      69344M101  6,627,410  92,497           X                            M&S             X
Penn Treaty America       CS      707874103  1,157,154 352,791           X                            M&S             X
Pfizer Inc                CS      717081103    358,047   8,940           X                            M&S             X
Ross Stores               CS      778296103  6,055,015 252,819           X                            M&S             X
SJW Corporation           CS      784305104    265,050   3,100           X                            M&S             X
Sharper Image Corp.       CS      820013100    311,483  29,750           X                            M&S             X
Shaw Communications Inc B CS      82028K200  8,056,739 339,374           X                            M&S             X
SouthWest Airlines        CS      844741108  7,253,812 392,310           X                            M&S             X
Sungard Data Systems      CS      867363103 10,988,222 366,152           X                            M&S             X
Tribune Co.               CS      896047107    320,080   8,000           X                            M&S             X
Triton Energy, Inc.       CS      G90751101  6,378,685 194,769           X                            M&S             X
WellPoint Health Networks CS      94973H108  6,735,050  71,467           X                            M&S             X
MuniVest Fund             MF      626295109    353,584  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    325,465  54,700           X                            M&S             X
Templeton Foreign Fund    MF      880196209    308,441  31,223           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101    115,170  16,267           X                            M&S             X
COLUMN TOTAL                               200,216,799 7,146,641
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